Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,536	$ 10,536	$ 9,801
Less - accumulated depreciation	(7,496)	(6,161)	(3,356)
Total property and equipment, net	3,040	4,375	6,445
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,843	7,843	7,296
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,693	$ 2,693	$ 2,505